Fair Value Measurements - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 646